SCHEDULE OF DEFERRED REVENUE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred revenue - beginning of year	$ 17,506	$ 63,009
A change in time frame for a performance obligation to be satisfied	1,319	(45,503)	63,009
Deferred revenue - end of year	$ 18,825	$ 17,506	$ 63,009